SARATOGA ADVANTAGE TRUST

U.S. Government Money Market Portfolio

Class A (SGAXX)

Class C (SZCXX)

Class I (SGMXX)

Incorporated herein by reference is the definitive version of the Supplement for the U.S. Government Money Market Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 14, 2016 (SEC Accession No. 0001580642-16-008112 ).